GOODWILL AND INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2024
Disclosure Of Goodwill And Intangible Assets [Abstract]
GOODWILL AND INTANGIBLE ASSETS
7.	GOODWILL AND INTANGIBLE ASSETS

	June 30, 2024 US$000	December 31, 2023 US$000
Cost
Goodwill	78,716	66,645
Development costs	140,811	127,365
Patents and licenses	8,694	8,694
Other	19,944	19,202
Total cost	248,165	221,906
Less accumulated amortization and impairment	(206,379)	(205,636)
Carrying amount	41,786	16,270

The increase in gross intangible assets during the six-month period ended June 30, 2024 of US$26,280,000 is primarily attributable to the acquisition of the Waveform assets and the capitalization of costs in relation to the development of our next generation CGM system. Additional information in relation to the acquisition of the Waveform assets is included in note 14 Business Combinations.